Prepaid expenses and deposits (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current:
Prepaid insurance and deposits	CAD 625	CAD 968
Prepaid lease payments	242	537
Prepaid interest	815	748
Prepaid expenses and deposits	1,682	2,253
Long term:
Prepaid lease payments (note 11(a))	CAD 1,834	CAD 1,953